Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our Compensation Committee generally awards annual equity awards in the first quarter of each year concurrent with the determination of cash compensation. While in the past we granted option awards as part of our long-term incentive compensation, currently our long-term incentive compensation is (and in 2025 it was) comprised entirely of RSUs and PRSUs and does not (and did not in 2025) include options. The timing of our annual equity awards was selected so our Compensation Committee could review concurrently all components of executive compensation (base salary, Bonus Plan targets and corporate performance goal attainment levels and long-term equity incentive awards) and make compensation determinations based upon the totality of the annual compensation package for each executive. Our general policy is to grant equity awards on fixed dates determined in advance, although there are occasions when grants are made on other dates. We do not, and during 2025 we did not, purposely accelerate or delay the public release of material information in consideration of any pending equity award grant, or otherwise time the disclosure of material nonpublic information, for the purpose of affecting the value of executive compensation. Other than equity award grants to new hires, and except as previously described, equity award grants to executive officers are generally approved once a year (typically in the first quarter of the year) unless an executive officer is promoted, in which case a grant will normally be made at the time of such promotion, or, in rare circumstances, for recognition of outstanding performance or for retention purposes. All required approvals are obtained in advance of or on the actual grant date.

Award Timing Method	Our Compensation Committee generally awards annual equity awards in the first quarter of each year concurrent with the determination of cash compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not, and during 2025 we did not, purposely accelerate or delay the public release of material information in consideration of any pending equity award grant, or otherwise time the disclosure of material nonpublic information, for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	true